financing costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest expense
Long-term debt, excluding lease liabilities and other - gross	$ 1,229	$ 1,168
Long-term debt, excluding lease liabilities and other - capitalized	(11)	(21)
Long-term debt, excluding lease liabilities and other - net	1,218	1,147
Short-term borrowings and other	75	41
Gain on purchase of long-term debt	(303)
Long-term debt prepayment premium	48
Total	1,038	1,188
Long-term debt - lease liabilities	161	166
Long-term debt - other (secured)	29	22
Employee defined benefit plans net interest	12	9
Accretion on provisions	28	29
Interest expense from transactions that do not only involve the raising of finance, Total	230	226
Interest expense other than foreign exchange and unrealized changes	1,268	1,414
Foreign exchange	(54)	(36)
Unrealized changes in virtual power purchase agreements forward element		231
Total	1,214	1,609
Interest income	(53)	(33)
Net	1,161	1,576
Net interest cost	1,463	1,357
Interest expense on long-term debt, excluding lease liabilities and other - capitalized	(11)	(21)
Gain on purchase of long-term debt	(303)
Employee defined benefit plans net interest	$ 12	9
Unrealized changes in virtual power purchase agreements forward element		$ 231
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)	5.30%	5.30%
Loss on foreign exchange derivatives	$ 17
Gains (losses) on ineffectiveness of cash flow hedges	$ 38